13F-HR
<SEQUENCE>1
<FILENAME>redo06302007.txt
13F-HR - redo06302007.txt

              UNITED STATES
   SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

                FORM 13F

           FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |X|; Amendment Number: _1_

This Amendment (Check only one):   |X| is a restatement
               |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Alaska Retirement Management Board

Address:   333 Willoughby Avenue
	   Treasury Division, 11th Floor
	   Juneau, Alaska  99801

13F File Number: 028-11974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Sikes
Title:     Investment Officer
Phone:     (907) 465-4399


Signature, Place and Date of Signing:

/s/  Steve Sikes                  Juneau, Alaska              July 18, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

 NONE

          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   40

Form 13F Information Table Value Total:   91,137
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                              FORM 13F INFORMATION TABLE
                                              Alaska Retirement Management Board
                                              June 30, 2007

COLUMN 1                       COLUMN 2       COLUMN 3    COLUMN 4 COLUMN 5           COLUMN 6COLUMN 7COLUMN 8

                               TITLE                      VALUE   SHARES/   SH/   PUT/INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP       (x$1000)PRN AMT   PRN   CALLDSCRETN MGRS    SOLE  SHARED NONE
--------------
 AMERICAN CAMPUS CMNTYS INC    COM             024835 10 0   1,145    40,500  SH      SOLE            40,500
 APARTMENT INVT & MGMT CO      CL A            03748R 10 1   2,152    42,700  SH      SOLE            42,700
 ARCHSTONE SMITH TR            COM             039583 10 9   4,468    75,600  SH      SOLE            75,600
 AVALONBAY CMNTYS INC          COM             053484 10 1   3,388    28,500  SH      SOLE            28,500
 BRANDYWINE RLTY TR            SH BEN INT NEW  105368 20 3   1,563    54,700  SH      SOLE            54,700
 BRE PROPERTIES INC            CL A            05564E 10 6   1,719    29,000  SH      SOLE            29,000
 BOSTON PROPERTIES INC         COM             101121 10 1   3,125    30,600  SH      SOLE            30,600
 CBL & ASSOC PPTYS INC         COM             124830 10 0   1,445    40,100  SH      SOLE            40,100
 CRESCENT REAL ESTATE EQUITIE  COM             225756 10 5   1,766    78,700  SH      SOLE            78,700
 MACK CALI RLTY CORP           COM             554489 10 4   1,704    39,200  SH      SOLE            39,200
 COLONIAL PPTYS TR             COM SH BEN INT  195872 10 6   1,264    34,700  SH      SOLE            34,700
 CAMDEN PPTY TR                SH BEN INT      133131 10 2   1,968    29,400  SH      SOLE            29,400
 DCT INDUSTRIAL TRUST INC      COM             233153 10 5   1,488   138,300  SH      SOLE            138,300
 DEVELOPERS DIVERSIFIED RLTY   COM             251591 10 3   1,755    33,300  SH      SOLE            33,300
 DOUGLAS EMMETT INC            COM             25960P 10 9   1,699    68,700  SH      SOLE            68,700
 EQUITY LIFESTYLE PPTYS INC    COM             29472R 10 8   1,294    24,800  SH      SOLE            24,800
 EQUITY RESIDENTIAL            SH BEN INT      29476L 10 7   4,444    97,400  SH      SOLE            97,400
 ESSEX PPTY TR INC             COM             297178 10 5   1,604    13,800  SH      SOLE            13,800
 GENERAL GROWTH PPTYS INC      COM             370021 10 7   4,214    79,600  SH      SOLE            79,600
 HEALTH CARE PPTY INVS INC     COM             421915 10 9   1,504    52,000  SH      SOLE            52,000
 HIGHWOODS PPTYS INC           COM             431284 10 8   1,473    39,300  SH      SOLE            39,300
 HRPT PPTYS TR                 COM SH BEN INT  40426W 10 1   1,434   137,900  SH      SOLE            137,900
 HOST HOTELS & RESORTS INC     COM             44107P 10 4   3,137   135,700  SH      SOLE            135,700
 KIMCO REALTY CORP             COM             49446R 10 9   2,493    65,500  SH      SOLE            65,500
 KILROY RLTY CORP              COM             49427F 10 8   1,579    22,300  SH      SOLE            22,300
 LIBERTY PPTY TR               SH BEN INT      531172 10 4   1,932    44,000  SH      SOLE            44,000
 MACERICH CO                   COM             554382 10 1   2,464    29,900  SH      SOLE            29,900
 MAGUIRE PPTYS INC             COM             559775 10 1   1,318    38,400  SH      SOLE            38,400
 PLUM CREEK TIMBER CO INC      COM             729251 10 8   1,933    46,400  SH      SOLE            46,400
 PENNSYLVANIA RL ESTATE INVT   SH BEN INT      709102 10 7   1,405    31,700  SH      SOLE            31,700
 PROLOGIS                      SH BEN INT      743410 10 2   3,772    66,300  SH      SOLE            66,300
 POST PPTYS INC                COM             737464 10 7   1,720    33,000  SH      SOLE            33,000
 PUBLIC STORAGE INC            COM             74460D 10 9   3,426    44,600  SH      SOLE            44,600
 SL GREEN RLTY CORP            COM             78440X 10 1   2,824    22,800  SH      SOLE            22,800
 SIMON PPTY GROUP INC NEW      COM             828806 10 9   5,387    57,900  SH      SOLE            57,900
 TAUBMAN CTRS INC              REIT            876664 10 3   1,572    31,700  SH      SOLE            31,700
 UNITED DOMINION REALTY TR IN  COM             902653 10 4   1,793    68,200  SH      SOLE            68,200
 VORNADO RLTY TR               SH BEN INT      929042 10 9   5,272    48,000  SH      SOLE            48,000
 WASHINGTON REAL ESTATE INVT   SH BEN INT      939653 10 1   1,360    40,000  SH      SOLE            40,000
 U STORE IT TR                 COM             91274F 10 4   1,134    69,200  SH      SOLE            69,200